Statements of Comprehensive Loss ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 ILS (₪) ₪ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 ILS (₪) ₪ / shares shares	Dec. 31, 2018 ILS (₪) ₪ / shares shares
Statements of Comprehensive Loss [Abstract]
Research and development, net of participations	₪ 51,463	$ 16,007	₪ 68,645	₪ 71,913
Marketing, general and administrative	16,687	5,190	9,706	5,154
Other income	(75,484)	(23,479)
Total operating expenses (income)	(7,334)	(2,282)	78,351	77,067
Operating income (loss)	7,334	2,282	(78,351)	(77,067)
Financial income	3,843	1,195	4	2,936
Financial expense	(15,632)	(4,863)	(30,847)	(13,596)
Loss	(4,455)	(1,386)	(109,194)	(87,727)
Total comprehensive loss	₪ (4,455)	$ (1,386)	₪ (109,194)	₪ (87,727)
Basic and diluted loss per share (in New Shekels per share and Dollars per share) | (per share)	₪ (0.01)	$ (0.003)	₪ (0.33)	₪ (0.34)
Weighted average number of shares outstanding used to compute basic and diluted loss per share (in Shares)	443,260,878	443,260,878	326,651,721	261,419,599